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       UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 12b-25
                   SEC FILE NUMBER 000-32129

                   CUSIP NUMBER  29267 D 108

                  NOTIFICATION OF LATE FILING

(Check One): x - Form 10-KSB  Form 20-F  Form 11-K  Form 10-Q
 Form N-SAR

For Period Ended: December 31, 2001

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR

For the Transition Period Ended: ___________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Energy & Engine Technology Corporation
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Full Name of Registrant

Bidder Communications Inc.
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Former Name if Applicable



5308 West Plano Parkway
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Address of Principal Executive Office (Street and Number)

Plano, TX 75093
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City, State and Zip Code


PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

X (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b) The subject annual report, semi-annual report, transition report on Form 10-KSB, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

Registrant is in the process of commencing operations and in such is in the process of completing its business plan and engaging inhouse counsel, who will be charged with finalizing its business plan and drafting the Form 10-KSB for the year ended December 31, 2001. Counsel plans to spend the week of April 1 at registrant's offices to complete and finalize document review and prepare Form 10-KSB. Due to these developments, registrant would be unable to have its Form 10-KSB properly prepared by its new counsel on or before March 30, 2002. Registrant will file its completed Form 10-KSB with audited financials on or before April 14, 2002.

PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Roger N. Wurtele, CFO (Name)	(972)	732-6360


(2) Have all other periodic reports reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceeding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). xYes No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes x No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

ENERGY & ENGINE TECHNOLOGY CORPORATION
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(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date March 28, 2002 By: /s/ Roger N. Wurtele, Chief Financial Officer